Prepayments and Other Current Assets - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance For Credit Losses [Abstract]
Beginning balance	$ 112,541
Provision	584	112,541
Reduction	(112,311)
Ending balance	$ 814	$ 112,541